Subordinated Notes And Debentures - Summary of Subordinated Notes and Debentures (Parenthetical) (Detail) - CAD ($) shares in Millions, $ in Millions		12 Months Ended
	Jun. 25, 2019	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Notes issued		$ 10,725	$ 8,740
3.625% subordinated debentures due September 15, 2031 [member] | Earliest Redemption Date September 15, 2026 to September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		5-year Mid-Swap Rate
2.692% subordinated debentures due June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		450
Notes issued		$ 1,496	1,474
Interest rate (%)		2.692%
Earliest par redemption date		Jun. 24, 2020
Reset spread (%)		1.21%
2.692% subordinated debentures due June 24, 2025 [member] | Earliest Redemption Date June 24, 2020 to June 24, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
2.982% subordinated debentures due September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		300
Notes issued		$ 996	982
Interest rate (%)		2.982%
Earliest par redemption date		Sep. 30, 2020
Reset spread (%)		1.83%
2.982% subordinated debentures due September 30, 2025 [member] | Earliest Redemption Date September 30, 2020 to September 30, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
3.224% subordinated debentures due July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		450
Notes issued		$ 1,509	1,427
Interest rate (%)		3.224%
Earliest par redemption date		Jul. 25, 2024
Reset spread (%)		1.25%
3.224% subordinated debentures due July 25, 2029 [member] | Earliest Redemption Date July 25, 2024 to July 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
4.859% subordinated debentures due March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		375
Notes issued		$ 1,206	1,124
Interest rate (%)		4.859%
Earliest par redemption date		Mar. 04, 2026
Reset spread (%)		3.49%
4.859% subordinated debentures due March 4, 2031 [member] | Earliest Redemption Date March 4, 2026 to March 4, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
3.589% Subordinated Debentures due September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		525
Notes issued		$ 1,738	1,711
Interest rate (%)		3.589%
Earliest par redemption date		Sep. 14, 2023
Reset spread (%)		1.06%
3.589% Subordinated Debentures due September 14, 2028 [member] | Earliest Redemption Date September 14, 2023 to September 14, 2028 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
3.06% Subordinated Debentures due January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, maximum number of common shares that could be issued		525
Notes issued	$ 1,750	$ 1,740
Interest rate (%)	3.06%	3.06%
Earliest par redemption date	Jan. 26, 2027	Jan. 26, 2027
Reset spread (%)	1.33%	1.33%
Borrowings interest rate basis	Three-month Bankers' Acceptance rate
3.06% Subordinated Debentures due January 26, 2032 [member] | Earliest Redemption Date January 26, 2027 to January 26, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		3-month Bankers’ Acceptance rate
3.06% Subordinated Debentures due January 26, 2032 [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	60 days
3.06% Subordinated Debentures due January 26, 2032 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Number of days of notice required to redemption	30 days
3.625% subordinated debentures due September 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
NVCC Provisions, key assumption		Canadian to U.S. dollar exchange rate of 1.00
NVCC Provisions, maximum number of common shares that could be issued		450
Notes issued		$ 1,842	$ 1,824
Interest rate (%)		3.625%
Earliest par redemption date		Sep. 15, 2026
Reset spread (%)		2.205%